ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
	Dec. 31, 2023	Nov. 03, 2017	Apr. 29, 2015
Anhui Huami
ORGANIZATION AND PRINCIPAL ACTIVITIES
Ownership percentage			100.00%
Beijing Huami
ORGANIZATION AND PRINCIPAL ACTIVITIES
Ownership percentage		100.00%
Beneficiary shareholder
ORGANIZATION AND PRINCIPAL ACTIVITIES
Common shares held (as percentage of total shares)	28.90%